Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 138,077,995
Cost of revenues	(111,431,099)
Gross profit	26,646,896
Operating expenses
Selling and marketing expenses	(355,026)
General and administrative expenses	(3,836,158)	(1,756,468)
Total operating expenses	(4,191,184)	(1,756,468)
Income (loss) from operations	22,455,712	(1,756,468)
Other expenses, net
Interest expenses, net	(1,767,661)	(165,644)
Other expenses, net	(1,137,603)	(148)
Total other expenses, net	(2,905,264)	(165,792)
Income (loss) before income taxes	19,550,448	(1,922,260)
Income tax expenses
Net income (loss)	19,550,448	(1,922,260)
Other comprehensive loss
Foreign currency translation adjustment	(3,046,730)	(1,632,089)
Comprehensive income (loss)	$ 16,503,718	$ (3,554,349)
Weighted average number of ordinary share outstanding – basic (in Shares)	41,000,000	41,000,000
Earnings (loss) per share – basic (in Dollars per share)	$ 0.48	$ (0.05)
Cost of revenues – related parties
Revenues	$ 112,287,775
Cost of revenues	(84,435,258)
Cost of revenues – third parties
Revenues	25,790,220
Cost of revenues	$ (26,995,841)